Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Comprehensive income
Net income/(loss)	SFr 1,917	SFr 305
Gains/(losses) on cash flow hedges	52	15
Foreign currency translation	(2,542)	(210)
Unrealized gains/(losses) on securities	(5)	15
Actuarial gains/(losses)	34	19
Net prior service cost	(7)	(1)
Other comprehensive income/(loss), net of tax	(2,468)	(162)
Comprehensive income/(loss)	(551)	143
Comprehensive income/(loss) attributable to noncontrolling interests	(94)	369
Comprehensive income/(loss) attributable to shareholders	SFr (457)	SFr (226)